Document and Entity Information	Oct. 22, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2019
Entity Registrant Name	PROCTER & GAMBLE Co
Entity Incorporation, State or Country Code	OH
Entity File Number	001-00434
Entity Tax Identification Number	31-0411980
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000080424
Title of 12(b) Security	Common
Trading Symbol	PG
Security Exchange Name	NYSE